Restructuring Charges and Asset Impairments (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges and Asset Impairments	Provided in the table below are the details of the restructuring charges and asset impairments as of December 31, 2020.

Dollars in millions	Severance	Lease Abandonment	Other	Total Restructuring Charges	Asset Impairments	Total Restructuring Charges & Asset Impairments
Government Solutions	$2	$—	$—	$2	$2	$4
Sustainable Technology Solutions	29	4	6	39	47	86
Other	1	54	20	75	49	124
Total	$32	$58	$26	$116	$98	$214

Schedule of Reconciliation of Beginning and Ending Restructuring Liability	A reconciliation of the beginning and ending restructuring liability balances is provided in the following table.

Dollars in millions	Severance	Lease Abandonment	Other	Total
Balance as of January 1, 2020	$—	$—	$—	$—
Restructuring charges accrued during the period	32	58	26	116
Lease restructuring charges related to operating lease liabilities	—	(4)	—	(4)
Cash payments / settlements during the period	(16)	(2)	(3)	(21)
Currency translation and other adjustments	(1)	—	1	—
Balance at December 31, 2020	$15	$52	$24	$91